BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of	As of
	repayments	interest rate	Dec 31, 2024	Dec 31, 2025
			S$’000	S$’000

Term loans	Within 5 years	3.0%	175	-
Bills payable (Note a)			23,158	16,953
			23,333	16,953
Total:
Representing:-
Within 12 months			23,333	16,953
Over 1 year			-	-

			23,333	16,953